DISCONTINUED OPERATIONS (Narrative) (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
		Nov. 10, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations [Line Items]
Receivables resulting from disposals	[1]		¥ 0	¥ 14,000
Jinghan Group [Member]
Discontinued operations [Line Items]
Cash consideration					¥ 500,000
Cash payment received		¥ 18,195
Total consideration		¥ 500,000
Receivables resulting from disposals					122,822
Income on sale of discontinued operation, net of income tax	[2]				343,912
Payables arising from disposal of subsidiaries					25,959
Bad debt provision					96,863
Disposal Group, Including Discontinued Operation, Foreign Currency Translation Gains (Losses)					¥ 9,084

[1]	The cost of consideration receivable came from the disposal of subsidiaries in 2011. Bad debt of RMB 5,500 has been provided in past few years. In the year ended December 31, 2017, the Company reached an agreement with the third party to offset the receivable due from and payable due to it at amount of RMB 8,500, and bad debt provision of RMB 5,500 was written off after all collection efforts have been exhausted and the potential for recovery was remote.
[2]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.